1
Portfolio of Investments March 31, 2026
Global Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
496 COMMON STOCK RIGHTS - 0.0%
SINGAPORE - 0.0%
5,903 (a) CapitaLand Ascendas REIT $ 496
TOTAL COMMON STOCK RIGHTS
(Cost $–) 496
SHARES DESCRIPTION VALUE
47782603 COMMON STOCKS - 98.9%
AUSTRALIA - 6.5%
21,675 Charter Hall Group 282,437
78,818 Goodman Group 1,415,059
100,118 Ingenia Communities Group 278,255
37,138 (b) NEXTDC Ltd 296,918
228,921 Scentre Group 528,196
117,777 Stockland 353,546
TOTAL AUSTRALIA 3,154,411
BELGIUM - 0.5%
1,596 Aedifica S.A. 129,224
1,407 VGP NV 134,938
TOTAL BELGIUM 264,162
CANADA - 2.2%
27,982 Chartwell Retirement Residences 404,714
29,224 Primaris Real Estate Investment Trust 362,385
20,048 Sienna Senior Living, Inc 312,012
TOTAL CANADA 1,079,111
FRANCE - 1.4%
8,612 Carmila S.A. 167,351
2,060 Gecina S.A. 162,537
3,104 Unibail-Rodamco-Westfield 342,450
TOTAL FRANCE 672,338
GERMANY - 1.7%
252,676 Sirius Real Estate Ltd 309,693
31,908 TAG Immobilien AG. 500,915
TOTAL GERMANY 810,608
HONG KONG - 4.4%
71,683 Hongkong Land Holdings Ltd 558,624
71,568 Link REIT 331,704
42,191 Sun Hung Kai Properties Ltd 702,516
178,684 Swire Properties Ltd 523,411
TOTAL HONG KONG 2,116,255
IRELAND - 0.1%
48,018 Irish Residential Properties REIT plc 56,168
TOTAL IRELAND 56,168
ITALY - 0.4%
23,731 Infrastrutture Wireless Italiane S.p.A 189,380
TOTAL ITALY 189,380
JAPAN - 9.0%
39,780 Arealink Co Ltd 272,961
131 Invincible Investment Corp 49,289
287 Japan Real Estate Investment Corp 211,320
186 LaSalle Logiport REIT 174,563
12,507 Mitsubishi Estate Co Ltd 347,150
389 Mitsui Fudosan Accommodations Fund, Inc 328,677
103,229 Mitsui Fudosan Co Ltd 1,100,466
378 Nippon Building Fund, Inc 317,398
3,989 Open House Group Co Ltd 255,662
152 ORIX JREIT, Inc 92,645
218 Star Asia Investment Corp 76,065

Portfolio of Investments March 31, 2026
(continued)
Global Real Estate Securities
2
SHARES DESCRIPTION VALUE
JAPAN (continued)
31,039 Sumitomo Realty & Development Co Ltd $ 880,756
236 United Urban Investment Corp 254,284
TOTAL JAPAN 4,361,236
NETHERLANDS - 0.7%
19,991 CTP NV 334,579
TOTAL NETHERLANDS 334,579
SINGAPORE - 2.9%
210,850 CapitaLand Ascendas REIT 406,931
202,883 CapitaLand Integrated Commercial Trust 363,821
199,464 Frasers Centrepoint Trust 339,193
159,576 (b) NTT DC REIT 146,698
16,690 UOL Group Ltd 126,727
TOTAL SINGAPORE 1,383,370
SPAIN - 1.6%
10,770 (c) Cellnex Telecom S.A. 346,306
24,807 Merlin Properties Socimi S.A. 404,164
TOTAL SPAIN 750,470
SWEDEN - 1.3%
2,059 Catena AB 96,033
90,335 (b) Fastighets AB Balder 529,057
TOTAL SWEDEN 625,090
UNITED KINGDOM - 2.9%
16,884 Big Yellow Group plc 190,333
118,667 LondonMetric Property plc 286,651
165,967 Shaftesbury Capital plc 280,084
248,833 Tritax Big Box REIT plc 468,648
31,165 UNITE Group plc 188,823
TOTAL UNITED KINGDOM 1,414,539
UNITED STATES - 63.3%
13,421 Acadia Realty Trust 256,610
4,274 American Healthcare REIT, Inc 201,562
19,260 American Homes 4 Rent, Class A 537,739
4,372 American Tower Corp 754,520
3,107 AvalonBay Communities, Inc 507,528
17,119 Brixmor Property Group, Inc 493,027
19,234 Broadstone Net Lease, Inc 351,405
2,597 BXP, Inc 134,784
3,347 Camden Property Trust 326,868
13,909 CareTrust REIT, Inc 509,765
2,075 (b) CBRE Group, Inc, Class A 281,079
2,550 Cousins Properties, Inc 57,554
4,846 Crown Castle, Inc 394,028
9,508 CubeSmart 348,468
6,554 Curbline Properties Corp 169,028
9,140 Digital Realty Trust, Inc 1,647,119
3,994 EastGroup Properties, Inc 739,249
8,974 Empire State Realty Trust, Inc, Class A 46,665
3,003 EPR Properties 150,030
2,134 Equinix, Inc 2,091,832
5,311 Equity LifeStyle Properties, Inc 331,513
11,721 Equity Residential 693,297
15,981 Essential Properties Realty Trust, Inc 485,183
2,539 Essex Property Trust, Inc 614,438
3,912 Extra Space Storage, Inc 512,981
4,355 Federal Realty Investment Trust 462,545
6,248 First Industrial Realty Trust, Inc 361,447
6,345 Four Corners Property Trust, Inc 150,059
15,098 Gaming and Leisure Properties, Inc 669,898
26,160 GO Residential Real Estate Investment Trust 256,891
8,174 Highwoods Properties, Inc 175,005
1,461 Hyatt Hotels Corp 210,077

Investments in Derivatives
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
3,033 Invitation Homes, Inc $ 75,370
8,125 Iron Mountain, Inc 829,888
8,427 (b) Janus Living, Inc 198,624
285 (b) Jones Lang LaSalle, Inc 86,731
9,410 Kimco Realty Corp 211,443
2,130 Lamar Advertising Co, Class A 269,786
1,384 Lineage, Inc 45,340
705 LXP Industrial Trust 32,613
10,644 Macerich Co 201,172
449 Mid-America Apartment Communities, Inc 54,832
5,738 Millrose Properties, Inc 160,664
15,063 NETSTREIT Corp 283,636
1,142 NNN REIT, Inc 47,998
19,693 ProLogis, Inc 2,603,021
2,916 Public Storage 789,886
5,485 Realty Income Corp 335,572
5,731 Rexford Industrial Realty, Inc 187,576
1,055 Ryman Hospitality Properties, Inc 97,345
19,032 Sabra Health Care REIT, Inc 365,985
6,632 Simon Property Group, Inc 1,237,067
7,100 SL Green Realty Corp 262,274
2,914 Smartstop Self Storage REIT, Inc 88,236
5,228 STAG Industrial, Inc 188,522
4,860 Sun Communities, Inc 612,166
11,165 Sunstone Hotel Investors, Inc 100,597
13,224 Urban Edge Properties 264,216
13,055 Ventas, Inc 1,067,638
2,658 Veris Residential, Inc 50,156
13,483 VICI Properties, Inc 368,356
18,326 Welltower, Inc 3,623,233
9,964 Weyerhaeuser Co 243,421
9,790 WP Carey, Inc 665,328
TOTAL UNITED STATES 30,570,886
TOTAL COMMON STOCKS
(Cost $41,108,856) 47,782,603
TOTAL LONG-TERM INVESTMENTS
(Cost $41,108,856) 47,783,099
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
1,100,000 REPURCHASE AGREEMENTS - 2.3%
$ 1,100,000 (d) Fixed Income Clearing Corporation 3 .600% 04/01/26 1,100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,100,000) 1,100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,100,000) 1,100,000
TOTAL INVESTMENTS (Cost $ 42,208,856 ) - 101 .2% 48,883,099
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (599,324)
NET ASSETS - 100% $ 48,283,775
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $346,306 or 0.7% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $1,100,110 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $1,122,012.

Portfolio of Investments March 31, 2026
(continued)
Global Real Estate Securities
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 33,262,726 $ 208,442
State Street Bank and Trust
Company 4/02/26 $ 1,147
SGD 173,061 $ 134,746
State Street Bank and Trust
Company 4/02/26 $ (142)
Total         $1,005
Total unrealized appreciation on forward foreign currency contracts         $1,147
Total unrealized depreciation on forward foreign currency contracts         $(142)
JPY Japanese Yen
SGD Singapore Dollar
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 496 $ 496
Common Stocks 32,295,942 15,486,661 – 47,782,603
Short-Term Investments:
Repurchase Agreements – 1,100,000 – 1,100,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 1,005 – 1,005
Total $ 32,295,942 $ 16,587,666 $ 496 $ 48,884,104
* Represents net unrealized appreciation (depreciation).